Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment

12. Property, plant and equipment

	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2023	4,561	67,985	341	1,041	73,928
Disposals	—	(67,742)	(201)	(607)	(68,550)
At December 31, 2023	4,561	243	140	434	5,378
Disposals	—	(243)	—	—	(243)
At December 31, 2024	4,561	—	140	434	5,135
Accumulated depreciation
At January 1, 2023	(4,479)	(24,291)	(305)	(885)	(29,960)
Depreciation charge for the year	(82)	(1,806)	(15)	(63)	(1,966)
Disposals	—	26,097	190	576	26,863
At December 31, 2023	(4,561)	—	(130)	(372)	(5,063)
Depreciation charge for the year	—	—	—	(16)	(16)
Disposals	—	—	—	—	—
At December 31, 2024	(4,561)	—	(130)	(388)	(5,079)
Accumulated impairment loss
At January 1, 2023	—	(34,858)	—	—	(34,858)
Impairment write-off for the year	—	34,858	—	—	34,858
At December 31, 2023	—	—	—	—	—
At December 31, 2024	—	—	—	—	—
Net carrying amount
At December 31, 2024	—	—	10	46	56
At December 31, 2023	—	243	10	62	315

For the year ended December 31, 2023, the property, plant and equipment have been disposed and settled with account payable of $3,550 (See Note 27). The impairment has been written off.